INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 12,011	$ 7,651
Work in progress	576	232
Finished products	41,577	37,764
Inventories, Net	54,164	45,647
Inventory write-off	$ 3,932	$ 4,503	$ 5,124